BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Jan. 08, 2021	Dec. 31, 2020	Oct. 23, 2020
Preferred stock, par value, (per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common shares, shares outstanding				10,062,500
Class A Common Stock
Common shares, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized		400,000,000		400,000,000
Common shares, shares issued		5,013,105		0
Common shares, shares outstanding		5,013,105		0
Class B Common Stock
Common shares, par value, (per share)		$ 0.0001		$ 0.0001
Common shares, shares authorized		40,000,000		40,000,000
Common shares, shares issued		10,062,500		10,062,500
Common shares, shares outstanding	10,062,500	10,062,500		10,062,500
Class B Common Stock | Over-allotment option
Shares subject to forfeiture				1,312,500	1,312,500